Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 36,558,752	$ 33,654,765
Accounts receivable	34,563,743	30,036,448
Inventories	1,785,379	2,029,406
Prepaid expenses and other current assets	22,189,744	4,264,130
Total current assets	95,097,618	69,984,749
Property, plant and equipment, net	10,514,031	7,896,501
Intangible assets, net	1,832,099	719,722
Goodwill	162,832
Other assets	5,138,105	6,496,501
TOTAL ASSETS	112,744,685	85,097,473
Current liabilities
Accounts payable	8,841,163	1,549,255
Other payables and accrued liabilities	3,694,943	512,249
Due to related party		844,716
Income tax payable	334,523	568,830
Short-term bank borrowings	2,237,000	2,032,434
TOTAL LIABILITIES	15,107,629	5,507,484
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0005 par value, 90,000,000 shares authorized, 30,481,580 and 25,000,000 shares issued and outstanding, respectively	15,241	12,500
Preferred shares, $0.0005 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	26,545,384	15,044,002
Statutory surplus reserve	7,622,765	2,064,096
Retained earnings	61,475,891	66,623,204
Accumulated other comprehensive loss	(913,621)	(4,153,813)
Total Happiness Biotech Group Limited’s shareholders’ equity	94,745,660	79,589,989
Non-controlling interests	2,891,396
Total shareholders’ equity	97,637,056	79,589,989
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 112,744,685	$ 85,097,473